Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000209798 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209798 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209798 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209798 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209798 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209798 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209798 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209798 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209798 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000209798 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209798 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000209798 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012204 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012204 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000012204 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012204 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012204 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000012204 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000012204 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000012204 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012204 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000012204 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012204 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012204 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012206 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000012206 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012206 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000012206 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012206 | Paper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012206 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012205 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000012205 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012205 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000012205 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012205 | Paper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012205 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012209 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012209 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000012209 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000012209 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000012209 | Media
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000012209 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012209 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012208 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012208 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000012208 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000012208 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000012208 | Media
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000012208 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012208 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012210 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000012210 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012210 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012210 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012210 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012210 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012210 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012210 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012210 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000012210 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000012210 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000012211 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012211 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012211 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012211 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012211 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012211 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012211 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012211 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000012211 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000012211 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012213 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012213 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000012213 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012213 | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012213 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000012213 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012212 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012212 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000012212 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012212 | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012212 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000012212 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012215 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012215 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012215 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000012215 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000012215 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012215 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012215 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000012215 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012215 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012215 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000012215 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012214 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012214 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012214 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000012214 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000012214 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012214 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012214 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000012214 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012214 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012214 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000012214 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012217 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012217 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000012217 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000012217 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000012217 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000012217 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012217 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012216 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012216 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000012216 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000012216 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000012216 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000012216 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012216 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012219 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012219 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000012219 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012219 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012219 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000012219 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012219 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000012219 | Sub Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012218 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012218 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000012218 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012218 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000012218 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000012218 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012218 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000012218 | Sub Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012221 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012221 | Banks
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000012221 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000012221 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012221 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000012221 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000012221 | Mortgage Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012220 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012220 | Banks
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000012220 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000012220 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012220 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000012220 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000012220 | Mortgage Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012223 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012223 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000012223 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000012223 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000012223 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012223 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000012223 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000012222 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012222 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000012222 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000012222 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000012222 | Health Care Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012222 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000012222 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000012225 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012225 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000012225 | Air Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012225 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000012225 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012225 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012225 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000012225 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012225 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012225 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000012225 | Marine Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012225 | Passenger Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012225 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000012225 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012224 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012224 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000012224 | Air Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012224 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000012224 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012224 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012224 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000012224 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012224 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012224 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000012224 | Marine Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012224 | Passenger Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012224 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000012224 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012227 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012227 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012227 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012227 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000012227 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012227 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000012227 | Software
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000012227 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000012226 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012226 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012226 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012226 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000012226 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012226 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000012226 | Software
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000012226 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000012228 | Asia
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000012228 | Europe
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000012228 | North America
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012228 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012228 | South America
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012228 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012229 | Asia
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000012229 | Europe
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000012229 | North America
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012229 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012229 | South America
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012229 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055210 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055210 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000055210 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055210 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055210 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055210 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055210 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055210 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055210 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000055210 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055210 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055210 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055209 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055209 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000055209 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055209 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055209 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055209 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055209 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055209 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055209 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000055209 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055209 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055209 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055213 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055213 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055213 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055213 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000055213 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000055213 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000055213 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055213 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055213 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055213 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055213 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000055212 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055212 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055212 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055212 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055212 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000055212 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000055212 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000055212 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055212 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055212 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055212 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055212 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%